Related Party Disclosures - Schedule of Compensation to Key Management Personnel (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Total	$ 50	$ 42	$ 33
Short-term benefits
Disclosure of transactions between related parties [line items]
Total	10	11	9
Share-based payments
Disclosure of transactions between related parties [line items]
Total	25	27	21
Board of Directors
Disclosure of transactions between related parties [line items]
Total	$ 15	$ 4	$ 3